LeaderShares® AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020
Shares		Fair Value
	COMMON STOCK - 99.1%
	AEROSPACE / DEFENSE - 0.9%
4,246	L3Harris Technologies, Inc.	$ 714,729

	AUTO MANUFACTURERS - 1.0%
4,271	Cummins, Inc.	825,413

	AUTO PARTS & EQUIPMENT - 1.0%
20,080	Allison Transmission Holdings, Inc.	750,189

	BANKS - 1.9%
3,743	Goldman Sachs Group, Inc.	740,964
15,424	Morgan Stanley	753,925
		1,494,889
	BEVERAGES - 2.1%
16,562	Coca-Cola Co.	782,389
10,699	Monster Beverage Corp. *	839,658
		1,622,047
	BIOTECHNOLOGY - 1.0%
2,797	Biogen, Inc. *	768,308

	BUILDING MATERIALS - 1.1%
14,905	Masco Corp.	851,970

	CHEMICALS - 2.9%
1,856	NewMarket Corp.	695,647
1,292	Sherwin-Williams Co.	837,113
38,351	Valvoline, Inc.	786,963
		2,319,723
	COMMERCIAL SERVICES - 5.0%
2,977	FleetCor Technologies, Inc. *	769,763
18,899	Quanta Services, Inc.	755,393
2,271	S&P Global, Inc.	795,418
18,946	Service Corp. International	821,499
4,980	United Rentals, Inc. *	773,743
		3,915,816
	COMPUTERS - 2.0%
2,019	Apple, Inc.	858,156
5,390	Fortinet, Inc. *	745,437
		1,603,593
	DIVERSIFIED FINANCIAL SERVICES - 5.8%
4,932	Ameriprise Financial, Inc.	757,703
9,624	LPL Financial Holdings, Inc.	760,488
13,632	SEI Investments Co.	713,363
5,995	T Rowe Price Group, Inc.	827,909
3,840	Visa, Inc.	731,136
34,238	Western Union Co.	831,299
		4,621,898
	ELECTRIC - 1.0%
22,583	NRG Energy, Inc.	763,531

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
11,973	Emerson Electric Co.	742,446

	ELECTRONICS - 6.0%
10,867	Arrow Electronics, Inc. *	778,294
18,360	FLIR Systems, Inc.	764,878
5,116	Honeywell International, Inc.	764,177
7,318	Keysight Technologies, Inc. *	730,995
931	Mettler-Toledo International, Inc. *	870,485
4,109	Waters Corp. *	875,833
		4,784,662
	ENGINEERING & CONSTRUCTION - 0.9%
8,685	Jacobs Engineering Group, Inc.	741,265

	FOOD - 2.9%
23,351	Hain Celestial Group, Inc. *	793,467
21,567	Kroger Co.	750,316
8,436	Post Holdings, Inc. *	748,611
		2,292,394

LeaderShares® AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
Shares		Fair Value
	COMMON STOCK - 99.1% (Continued)
	HAND / MACHINE TOOLS - 1.0%
8,757	Lincoln Electric Holdings, Inc.	$ 791,545

	HEALTHCARE-PRODUCTS - 3.3%
10,784	Edwards Lifesciences Corp. *	845,573
12,599	Henry Schein, Inc. *	865,929
13,230	Hologic, Inc. *	923,189
		2,634,691
	HEALTHCARE - SERVICES - 3.2%
9,484	DaVita, Inc. *	828,807
4,273	Molina Healthcare, Inc. *	789,223
8,116	Universal Health Services, Inc.	891,948
		2,509,978
	HOME FURNISHINGS -2.2%
10,168	Tempur Sealy International, Inc. *	823,100
5,733	Whirlpool Corp.	935,167
		1,758,267
	INSURANCE -4.9%
7,626	Allstate Corp.	719,818
38,334	Equitable Holdings, Inc.	784,314
10,025	Globe Life, Inc.	797,990
6,344	Primerica, Inc.	759,123
12,951	W R Berkley Corp.	799,724
		3,860,969
	INTERNET - 6.8%
464	Booking Holdings, Inc. *	771,228
14,953	E*TRADE Financial Corp.	759,164
14,071	eBay, Inc.	777,845
10,110	GoDaddy, Inc. *	710,531
37,173	NortonLifeLock, Inc.	797,361
3,236	Palo Alto Networks, Inc. *	828,157
3,594	VeriSign, Inc. *	760,778
		5,405,064
	IRON / STEEL - 1.0%
7,838	Reliance Steel & Aluminum Co.	770,162

	LEISURE TIME - 1.8%
11,569	Brunswick Corp.	774,892
12,397	Planet Fitness, Inc. *	647,123
		1,422,015
	LODGING - 1.0%
10,083	Hilton Worldwide Holdings, Inc.	756,729

	MEDIA - 4.1%
32,887	Altice USA, Inc. *	887,620
1,459	Charter Communications, Inc. *	846,220
34,789	Discovery, Inc. *	734,048
8,848	Nexstar Media Group, Inc.	775,527
		3,243,415
	MINING - 1.1%
12,015	Newmont Corp.	831,438

	MISCELLANEOUS MANUFACTURING- 3.7%
6,146	Carlisle Cos, Inc.	731,866
4,262	Illinois Tool Works, Inc.	788,427
12,605	ITT, Inc.	727,687
34,742	Trinity Industries, Inc.	678,511
		2,926,491
	OFFICE / BUSINESS EQUIPMENT - 1.0%
2,889	Zebra Technologies Corp. *	811,087

	PACKAGING & CONTAINERS - 0.9%
53,154	Graphic Packaging Holding Co.	740,967

LeaderShares® AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
Shares		Fair Value
	COMMON STOCK - 99.1% (Continued)
	PHARMACEUTICALS - 1.9%
7,438	AmerisourceBergen Corp.	$ 745,213
4,852	McKesson Corp.	728,576
		1,473,789
	RETAIL - 6.3%
19,573	AutoNation, Inc. *	1,004,878
2,018	Domino's Pizza, Inc.	780,179
5,463	Lowe's Cos, Inc.	813,495
1,754	O'Reilly Automotive, Inc. *	837,325
5,592	Tractor Supply Co.	798,202
33,942	Wendy's Co.	786,775
		5,020,854
	SEMICONDUCTORS - 5.8%
12,375	Intel Corp.	590,659
3,801	KLA Corp.	759,554
8,061	QUALCOMM, Inc.	851,322
5,772	Skyworks Solutions, Inc.	840,288
5,796	Texas Instruments, Inc.	739,280
7,461	Xilinx, Inc.	800,938
		4,582,041
	SOFTWARE - 3.8%
10,856	Cerner Corp.	753,949
4,999	Citrix Systems, Inc.	713,657
5,605	Electronic Arts, Inc. *	793,780
13,400	Oracle Corp.	743,030
		3,004,416
	TELECOMMUNICATIONS - 1.9%
24,555	AT&T, Inc.	726,337
4,323	Ubiquiti, Inc.	801,052
		1,527,389
	TRANSPORTATION - 7.0%
10,683	CSX Corp.	762,125
9,837	Expeditors International of Washington, Inc.	831,325
4,958	Kansas City Southern	852,032
6,646	Landstar System, Inc.	809,350
4,403	Old Dominion Freight Line, Inc.	804,956
4,450	Union Pacific Corp.	771,407
9,678	XPO Logistics, Inc. *	726,044
		5,557,239

	TOTAL COMMON STOCK (Cost - $72,840,094)	78,441,419

	TOTAL INVESTMENTS - 99.1% (Cost - $72,840,094)	$ 78,441,419
	CASH, OTHER ASSETS AND LIABILITIES - NET - 0.9%	722,167
	TOTAL NET ASSETS - 100.0%	$ 79,163,586

* Non-Income producing security.

LeaderShares® Equity Skew ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020
Shares				Fair Value
	COMMON STOCK - 22.5%
	AEROSPACE / DEFENSE - 0.4%
581	Boeing Co.			$ 91,798
301	General Dynamics Corp.			44,169
1,651	Raytheon Technologies Corp.			93,579
				229,546
	AGRICULTURE - 0.3%
2,006	Altria Group, Inc.			82,547
1,667	Philip Morris International, Inc.			128,042
				210,589
	APPAREL - 0.3%
1,724	NIKE, Inc.			168,280

	AUTO MANUFACTURERS- 0.1%
154	Cummins, Inc.			29,762
1,542	General Motors Co.			38,380
				68,142
	BANKS - 1.9%
9,384	Bank of America Corp.			233,474
931	Bank of New York Mellon Corp.			33,376
2,236	Citigroup, Inc.			111,822
387	Goldman Sachs Group, Inc.			76,611
3,292	JPMorgan Chase & Co.			318,139
1,664	Morgan Stanley			81,336
450	PNC Financial Services Group, Inc.			48,002
1,469	Truist Financial Corp.			55,029
1,624	US Bancorp			59,828
4,487	Wells Fargo & Co.			108,855
				1,126,472
	BEVERAGES - 0.8%
4,635	Coca-Cola Co.			218,957
204	Constellation Brands, Inc.			36,353
560	Monster Beverage Corp. *			43,949
1,461	PepsiCo, Inc.			201,121
				500,380
	BIOTECHNOLOGY - 0.7%
238	Alexion Pharmaceuticals, Inc. *			24,393
632	Amgen, Inc.			154,631
175	Biogen, Inc. *			48,071
1,345	Gilead Sciences, Inc.			93,518
156	Illumina, Inc. *			59,617
108	Regeneron Pharmaceuticals, Inc. *			68,264
				448,494
	CHEMICALS - 0.2%
768	DuPont de Nemours, Inc.			41,073
311	Ecolab, Inc.			58,182
245	PPG Industries, Inc.			26,374
				125,629
	COMMERCIAL SERVICES - 0.2%
452	Automatic Data Processing, Inc.			60,075
321	Global Payments, Inc.			57,144
170	Verisk Analytics, Inc.			32,081
				149,300
	COMPUTERS - 0.3%
548	Cognizant Technology Solutions Corp.			37,439
923	International Business Machines Corp.			113,474
				150,913
	COSMETICS / PERSONAL CARE - 0.7%
907	Colgate-Palmolive Co.			70,020
2,591	Procter & Gamble Co.			339,732
				409,752
	DISTRIBUTION / WHOLESALE- 0.1%
603	Fastenal Co.			28,365

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
873	American Express Co.			81,468
165	BlackRock, Inc.			94,877
511	Capital One Financial Corp.			32,602
1,402	Charles Schwab Corp.			46,476
396	CME Group, Inc.			65,807
589	Intercontinental Exchange, Inc.			57,003
241	T Rowe Price Group, Inc.			33,282
				411,515
	ELECTRIC - 1.1%
533	American Electric Power Co., Inc.			46,307
355	Consolidated Edison, Inc.			27,275
916	Dominion Energy, Inc.			74,224
791	Duke Energy Corp.			67,029
362	Eversource Energy			32,605
1,045	Exelon Corp.			40,348
528	NextEra Energy, Inc.			148,210
526	Public Service Enterprise Group, Inc.			29,424
320	Sempra Energy			39,827
1,144	Southern Co.			62,474
335	WEC Energy Group, Inc.			31,912
569	Xcel Energy, Inc.			39,284
				638,919
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
623	Emerson Electric Co.			38,632

	ELECTRONICS - 0.2%
326	Agilent Technologies, Inc.			31,404
725	Honeywell International, Inc.			108,293
				139,697
	ENVIRONMENTAL CONTROL - 0.1%
334	Republic Services, Inc.			29,142
439	Waste Management, Inc.			48,114
				77,256

LeaderShares® Equity Skew ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
Shares				Fair Value
	COMMON STOCK - 22.5% (Continued)
	FOOD - 0.5%
642	General Mills, Inc.			$ 40,619
221	Hershey Co.			32,136
570	Hormel Foods Corp.			28,990
1,322	Kraft Heinz Co.			45,450
812	Kroger Co.			28,250
1,522	Mondelez International, Inc.			84,456
545	Sysco Corp.			28,803
				288,704
	HEALTHCARE - PRODUCTS - 0.9%
1,849	Abbott Laboratories			186,083
527	Baxter International, Inc.			45,522
1,491	Boston Scientific Corp. *			57,508
752	Danaher Corp.			153,258
398	Stryker Corp.			76,933
220	Zimmer Biomet Holdings, Inc.			29,669
				548,973
	HEALTHCARE - SERVICES - 0.9%
267	Anthem, Inc.			73,105
624	Centene Corp. *			40,716
351	HCA Healthcare, Inc.			44,451
138	Humana Inc			54,158
201	IQVIA Holdings, Inc. *			31,836
1,015	UnitedHealth Group, Inc.			307,322
				551,588
	HOUSEHOLD PRODUCTS / WARES -0.1%
131	Clorox Co.			30,983
357	Kimberly-Clark Corp.			54,278
				85,261
	INSURANCE -1.3%
757	Aflac, Inc.			26,925
324	Allstate Corp.			30,582
908	American International Group, Inc.			29,183
2,611	Berkshire Hathaway, Inc. *			511,182
537	Marsh & McLennan Cos., Inc.			62,614
959	MetLife, Inc.			36,298
611	Progressive Corp.			55,198
268	Travelers Cos., Inc.			30,665
				782,647
	INTERNET - 0.1%
914	Twitter, Inc. *			33,270

	LODGING - 0.1%
820	Las Vegas Sands Corp.			35,785

	MACHINERY-CONSTRUCTION & MINING - 0.1%
567	Caterpillar, Inc.			75,343

	MACHINERY-DIVERSIFIED - 0.2%
329	Deere & Co.			58,006
460	Otis Worldwide Corp.			28,860
120	Rockwell Automation, Inc.			26,177
				113,043
	MEDIA - 0.7%
4,875	Comcast Corp.			208,650
1,948	Walt Disney Co.			227,799
				436,449
	MINING - 0.1%
822	Newmont Corp.			56,882

	MISCELLANEOUS MANUFACTURING- 0.3%
604	3M Co.			90,884
8,993	General Electric Co.			54,588
333	Illinois Tool Works, Inc.			61,602
				207,074
LeaderShares® Equity Skew ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
Shares				Fair Value
	COMMON STOCK - 22.5% (Continued)
	OIL & GAS - 0.7%
2,002	Chevron Corp.			$ 168,048
614	EOG Resources, Inc.			28,766
4,634	Exxon Mobil Corp.			194,999
471	Phillips 66			29,211
				421,024
	PHARMACEUTICALS - 2.7%
1,863	AbbVie, Inc.			176,817
309	Becton Dickinson and Co.			86,934
2,429	Bristol-Myers Squibb Co.			142,485
390	Cigna Corp.			67,349
1,377	CVS Health Corp.			86,668
989	Eli Lilly and Co.			148,637
2,842	Johnson & Johnson			414,250
172	McKesson Corp.			25,828
2,681	Merck & Co., Inc.			215,123
5,928	Pfizer, Inc.			228,109
				1,592,200
	PIPELINES - 0.1%
2,429	Kinder Morgan, Inc.			34,249

	RETAIL - 2.1%
468	Costco Wholesale Corp.			152,348
1,143	Home Depot, Inc.			303,455
795	Lowe's Cos., Inc.			118,384
800	McDonald's Corp.			155,424
538	Target Corp.			67,723
917	Walgreens Boots Alliance, Inc.			37,331
3,055	Walmart, Inc.			395,317
				1,229,982
	SEMICONDUCTORS - 0.6%
4,519	Intel Corp.			215,692
963	Texas Instruments, Inc.			122,831
				338,523
	SOFTWARE - 0.7%
819	Activision Blizzard, Inc.			67,674
310	Electronic Arts, Inc. *			43,902
663	Fidelity National Information Services, Inc.			97,004
3,267	Oracle Corp.			181,155
368	Paychex, Inc.			26,467
				416,202
	TELECOMMUNICATIONS - 1.4%
7,510	AT&T, Inc.			222,146
4,353	Cisco Systems, Inc.			205,026
1,528	T-Mobile US, Inc. *			164,077
4,357	Verizon Communications, Inc.			250,440
				841,689
	TRANSPORTATION - 0.7%
806	CSX Corp.			57,500
273	FedEx Corp.			45,973
268	Norfolk Southern Corp.			51,512
730	Union Pacific Corp.			126,546
922	United Parcel Service, Inc.			131,625
				413,156

	TOTAL COMMON STOCK (Cost - $12,837,771)			13,423,925

	EXCHANGE TRADED FUNDS - 73.5%
	EQUITY FUNDS - 73.5%
381,328	SPDR Portfolio Emerging Markets ETF			13,727,808
8,595	SPDR Portfolio S&P 500 Growth ETF			413,334
183,334	SPDR S&P 600 Small Cap Growth ETF			10,979,873
369,601	SPDR S&P 600 Small CapValue ETF			18,635,282
	TOTAL EXCHANGE TRADED FUNDS (Cost - $39,796,539)			43,756,297

	REAL ESTATE INVESTMENT TRUSTS (REIT) - 0.4%
437	Crown Castle International Corp.			72,848
294	Digital Realty Trust, Inc.			47,199
763	Prologis, Inc.			80,435
184	Public Storage			36,778
	TOTAL REAL ESTATE INVESTMENT TRUST (Cost - $214,379)			237,260

Contracts ^		Counterparty	Notional Value July 31, 2020	Fair Value
	SCHEDULE OF OPTIONS PURCHASED * - 0.0% **
	SCHEDULE OF PUT OPTIONS PURCHASED - 0.00% **
3,000	SPDR S&P 500 ETF Trust	Goldman Sachs	$ 60,000,000
	Expiration August 2020, Exercise Price $200.00
	TOTAL OPTIONS PURCHASED (Cost $161,719)			9,000

	TOTAL INVESTMENTS - 96.4% (Cost - $53,010,408)			57,426,482
	CASH, OTHER ASSETS AND LIABILITIES - NET - 3.6%			2,145,960
	TOTAL NET ASSETS - 100.0%			59,572,442

* Non-Income producing security.
** Represents less than 0.05%
^ Each option contract allows the holder of the option to purchase/sell 100 shares of the underlying security at the exercise price.
ETF - Exchange Traded Fund
S&P - Standard and Poor's
SPDR - Standard and Poor's Depository Receipts

LeaderShares® ETF Funds

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2020

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“Board”).  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2020 for the Funds’ investments measured at fair value:

LeaderShares® AlphaFactor® US Core Equity ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 78,441,419	$ -	$ -	$ 78,441,419
Total	$ 78,441,419			$ 78,441,419

LeaderShares® Equity Skew ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 13,423,925	$ -	$ -	$ 13,423,925
Exchange Traded Funds	43,756,297	-	-	43,756,297
Real Estate Investment Trusts	237,260	-	-	237,260
Purchased Option	9,000	-	-	9,000
Total	$ 57,426,482			$ 57,426,482

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Fund will not change.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at July 31, 2020, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Leadershares® AlphaFactor® US Core Equity ETF Fund	$ 72,864,227	$ 6,240,820	$ (663,628)	$ 5,577,192
Leadershares® Equity Skew Fund	53,010,408	4,741,178	(325,104)	4,416,074